Discontinued operations	9 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
5. Discontinued operations:

On May 15, 2025, shareholders approved management's plan to sell the Light-Duty segment in accordance with the terms of the sale and purchase agreement ("SPA") dated March 30, 2025.

On July 14, 2025, the Company entered into a short-term loan with the Purchaser for $5,839 (€5,000). The loan was subsequently repaid on July 29, 2025.

On July 29, 2025, the Company closed the sale of its Light-Duty segment to the Purchaser for consideration of $59,975 (€51,424). The Company recorded a $35,268 loss on disposal of the operations in respect of the sale. In the current quarter, the Company received proceeds of $47,146 (€40,424) from the Purchaser in cash and other consideration. The Company expects to receive a further $12,829 (€11,000) from proceeds held in escrow, which are included within a holdback receivable (note 6) and other long-term assets. The proceeds held in escrow will be released to the Company in four tranches by year-end 2025, early 2026, early 2027 and mid-year 2027. Purchase price adjustments may impact the final proceeds received from the Purchaser pending satisfaction of certain general representations and warranties provided by the Company that are customary in nature. Subsequent to quarter-end, the Company received $3,519 (€3,000) from escrow ahead of the year-end 2025 deadline.

Further, up to $3,790 (€3,250) in potential earnouts will be payable to the Company if certain conditions are achieved in accordance with the terms and conditions of the sale and purchase agreement.
5. Discontinued operations (continued):

Major assets and liabilities of the discontinued operations were as follows:

	July 29, 2025	December 31, 2024
Cash	$21,112	$22,892
Accounts receivable	58,874	54,316
Inventories	55,991	46,858
Prepaid expenses	14,610	4,332
	150,587	128,398
Long-term investments	3,454	2,866
Property, plant, and equipment	43,798	38,836
Operating lease right-of-use asset	20,964	18,196
Intangible assets	5,054	5,184
Deferred income tax assets	9,990	9,695
Goodwill	2,957	2,876
Other long-term assets	1,990	1,842
	88,207	79,495
Total assets classified as held for sale	$238,794	$207,893

Accounts payable and accrued liabilities	$84,405	$68,688
Current portion of operating lease liabilities	2,414	2,336
Current portion of long-term debt	11,067	10,755
Current portion of warranty liabilities	3,329	2,709
	101,215	84,488
Long-term operating lease liabilities	18,691	15,885
Long-term debt	13,513	16,135
Warranty liabilities	1,874	1,456
Deferred income tax liabilities	1,971	4,029
Other long-term liabilities	3,032	2,955
	39,081	40,460
Total liabilities classified as held for sale	$140,296	$124,948
5. Discontinued operations (continued):
Three months ended September 30, 2025 only included activity prior to the disposal of the operations. Revenue and expenses of the discontinued operation were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024

Revenue	$20,000	$61,374	$160,004	$193,798
Cost of revenue	15,701	47,571	126,861	152,966
Gross profit	4,299	13,803	33,143	40,832
Operating expenses:
Research and development	1,025	2,638	6,763	9,081
General and administrative	832	4,290	8,313	13,331
Sales and marketing	837	2,404	6,006	7,048
Foreign exchange (gain) loss	(443)	640	2,166	723
Depreciation and amortization	230	647	1,509	1,954
	2,481	10,619	24,757	32,137
Income from discontinued operations	1,818	3,184	8,386	8,695

Income from investment accounted for by the equity method	119	221	591	666
Loss on disposal of operations	(5,085)	—	(35,268)	—
Impairment of long-lived assets	—	—	(664)	—
Interest on long-term debt	(55)	(663)	(930)	(1,266)
Interest and other income, net of bank charges	76	354	429	525
Income (loss) from discontinued operations before income tax	(3,127)	3,096	(27,456)	8,620
Income tax expense	189	996	2,307	2,476
Net income (loss) from discontinued operations	$(3,316)	$2,100	$(29,763)	$6,144